Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Certain Payments Over the Next Five Years
Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
Long-term debt (1)	$391.0	$—	$—	$—	$—	$—	$391.0
Transportation	3.6	3.5	2.7	2.2	1.7	4.2	17.9
Interest obligations	22.1	—	—	—	—	—	22.1
Office lease	10.0	10.0	10.0	0.8	—	—	30.8
Lease liability	4.1	2.9	0.4	0.1	0.1	5.1	12.7
Decommissioning liability	14.5	12.6	11.8	11.1	10.4	61.2	121.6

Total	$445.3	$29.0	$24.9	$14.2	$12.2	$70.5	$596.1

(1)
The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving
term loan that
are
due for renewal in 2022 and $54.9 million of senior notes
and $16.0

million related
to
the
PROP
 limited recourse amortizing loan tha
t both

mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.